UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00042

Deutsche Portfolio Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 1/31

Date of reporting period: 10/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                     as of October 31, 2016 (Unaudited)

Deutsche Core Plus Income Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 55.9%
Consumer Discretionary 8.7%
AMC Entertainment Holdings, Inc., 144A, 5.875%, 11/15/2026 (a)	395,000	396,481
AMC Networks, Inc., 5.0%, 4/1/2024	800,000	810,000
Charter Communications Operating LLC:
144A, 3.579%, 7/23/2020	270,000	279,952
144A, 4.908%, 7/23/2025	930,000	1,003,052
144A, 6.484%, 10/23/2045	200,000	234,370
Cox Communications, Inc., 144A, 3.35%, 9/15/2026	285,000	281,048
CVS Health Corp., 5.125%, 7/20/2045	320,000	373,309
Daimler Finance North America LLC, 144A, 2.0%, 7/6/2021	300,000	297,803
Dana, Inc., 5.375%, 9/15/2021	450,000	466,594
Ford Motor Credit Co., LLC, 4.389%, 1/8/2026	440,000	463,293
General Motors Co.:
6.6%, 4/1/2036	145,000	171,398
6.75%, 4/1/2046	200,000	245,451
General Motors Financial Co., Inc.:
2.4%, 5/9/2019	440,000	440,408
3.2%, 7/13/2020	590,000	600,064
3.2%, 7/6/2021	530,000	535,050
HD Supply, Inc., 144A, 5.75%, 4/15/2024	900,000	945,000
Hertz Corp., 6.75%, 4/15/2019	324,000	330,548
Hilton Domestic Operating Co., Inc., 144A, 4.25%, 9/1/2024	930,000	932,325
International Game Technology PLC, 144A, 6.5%, 2/15/2025	900,000	974,070
Lennar Corp., 4.75%, 11/15/2022	900,000	936,000
Live Nation Entertainment, Inc., 144A, 4.875%, 11/1/2024	805,000	802,988
PulteGroup, Inc., 5.0%, 1/15/2027	1,875,000	1,860,938
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	900,000	923,625
Tenneco, Inc., 5.0%, 7/15/2026	720,000	723,600
Time Warner, Inc., 3.6%, 7/15/2025	900,000	935,276
Toll Brothers Finance Corp., 4.875%, 11/15/2025	900,000	918,000
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,600,000	1,648,000
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044	280,000	299,801
		18,828,444
Consumer Staples 3.0%
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	465,000	489,302
4.9%, 2/1/2046	630,000	720,428
Aramark Services, Inc., 144A, 4.75%, 6/1/2026	1,055,000	1,055,000
Danone SA, 144A, 2.947%, 11/2/2026 (a)	615,000	613,889
FAGE International SA, 144A, 5.625%, 8/15/2026	220,000	227,150
Kraft Heinz Foods Co., 4.375%, 6/1/2046	315,000	319,468
Minerva Luxembourg SA:
144A, 6.5%, 9/20/2026	1,950,000	1,909,830
144A, 12.25%, 2/10/2022	500,000	540,000
Molson Coors Brewing Co.:
3.0%, 7/15/2026	295,000	292,424
4.2%, 7/15/2046	330,000	329,912
PepsiCo, Inc., 4.45%, 4/14/2046	130,000	145,031
		6,642,434
Energy 7.6%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021 (b)	105,000	113,991
5.55%, 3/15/2026 (b)	230,000	261,462
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024	440,000	443,300
Buckeye Partners LP, 3.95%, 12/1/2026 (a)	140,000	139,829
Concho Resources, Inc., 5.5%, 4/1/2023 (b)	450,000	460,350
ConocoPhillips Co., 4.15%, 11/15/2034	250,000	247,504
Continental Resources, Inc., 5.0%, 9/15/2022 (b)	450,000	441,000
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024	410,000	410,000
Energy Transfer Partners LP, 5.95%, 10/1/2043	225,000	231,560
Ensco PLC, 4.7%, 3/15/2021	260,000	240,110
Gulfport Energy Corp., 144A, 6.0%, 10/15/2024	155,000	157,906
Halliburton Co., 4.85%, 11/15/2035	550,000	593,732
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042	300,000	278,348
6.375%, 3/1/2041	70,000	75,808
Marathon Oil Corp.:
3.85%, 6/1/2025 (b)	335,000	323,469
5.2%, 6/1/2045	195,000	182,884
Newfield Exploration Co., 5.75%, 1/30/2022	450,000	469,125
Noble Holding International Ltd., 5.25%, 3/16/2018	80,000	79,550
ONEOK Partners LP, 3.375%, 10/1/2022	175,000	178,338
Petrobras Argentina SA, 144A, 7.375%, 7/21/2023	1,150,000	1,178,750
Petrobras Global Finance BV, 8.375%, 5/23/2021	1,825,000	2,018,997
Petroleos Mexicanos, 144A, 4.625%, 9/21/2023	375,000	373,988
Plains All American Pipeline LP, 2.85%, 1/31/2023	570,000	549,377
Range Resources Corp., 4.875%, 5/15/2025 (b)	450,000	429,980
Regency Energy Partners LP, 4.5%, 11/1/2023	330,000	337,062
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025	575,000	593,276
Rosneft Finance SA, 144A, 7.25%, 2/2/2020	800,000	880,000
Sabine Pass Liquefaction LLC, 144A, 5.0%, 3/15/2027	2,115,000	2,152,012
Schlumberger Holdings Corp., 144A, 4.0%, 12/21/2025	795,000	853,826
Shell International Finance BV, 4.0%, 5/10/2046	345,000	341,908
Sinopec Group Overseas Development 2016 Ltd., 144A, 2.125%, 5/3/2019	593,000	595,627
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	260,000	260,743
Valero Energy Corp., 3.4%, 9/15/2026	590,000	577,452
		16,471,264
Financials 16.6%
AerCap Ireland Capital Ltd., 3.95%, 2/1/2022	1,785,000	1,819,308
AIA Group Ltd., 144A, 4.5%, 3/16/2046	200,000	213,870
Air Lease Corp., 3.0%, 9/15/2023	360,000	356,716
ANZ New Zealand International Ltd.:
144A, 2.125%, 7/28/2021 (b)	450,000	448,494
144A, 2.75%, 2/3/2021	295,000	301,192
Apollo Investment Corp., 5.25%, 3/3/2025	350,000	349,209
Ares Capital Corp.:
3.625%, 1/19/2022	480,000	479,621
3.875%, 1/15/2020 (b)	590,000	606,641
Banco de Bogota SA, 144A, 6.25%, 5/12/2026	1,500,000	1,548,750
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021	600,000	611,033
Barclays Bank PLC, 144A, 6.05%, 12/4/2017	1,390,000	1,447,852
Barclays PLC, 4.375%, 1/12/2026	675,000	694,630
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022	600,000	674,730
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044	150,000	159,221
BPCE SA, 2.65%, 2/3/2021	395,000	404,820
Capital One NA, 2.95%, 7/23/2021	1,520,000	1,558,021
Citizens Bank NA, 2.55%, 5/13/2021	255,000	258,229
Credit Agricole SA, 144A, 2.375%, 7/1/2021	385,000	387,732
Credit Suisse Group Funding Guernsey Ltd.:
144A, 3.8%, 6/9/2023	525,000	530,095
144A, 4.55%, 4/17/2026	450,000	471,968
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026	1,450,000	1,542,438
Equate Petrochemical BV:
144A, 3.0%, 3/3/2022 (a)	1,000,000	985,710
144A, 4.25%, 11/3/2026 (a)	1,210,000	1,198,880
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	310,000	311,345
FS Investment Corp., 4.75%, 5/15/2022	440,000	449,068
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	1,200,000	1,308,908
HSBC Holdings PLC:
3.9%, 5/25/2026	530,000	548,598
6.375%, 12/29/2049 (b)	1,200,000	1,204,500
Jefferies Group LLC, 5.125%, 4/13/2018	460,000	479,074
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044	210,000	208,696
Legg Mason, Inc., 5.625%, 1/15/2044	300,000	304,955
Loews Corp., 4.125%, 5/15/2043	250,000	249,094
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020	1,150,000	1,270,168
Manulife Financial Corp.:
4.9%, 9/17/2020	230,000	252,447
5.375%, 3/4/2046	310,000	368,796
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065	60,000	56,750
Mizuho Financial Group, Inc., 2.839%, 9/13/2026	390,000	385,893
Nationwide Building Society, 144A, 2.45%, 7/27/2021	425,000	430,050
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044	260,000	277,842
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018	1,140,000	1,144,325
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	530,000	518,902
Santander Holdings U.S.A., Inc., 2.7%, 5/24/2019	745,000	752,252
Santander UK Group Holdings PLC, 2.875%, 8/5/2021	950,000	947,074
Skandinaviska Enskilda Banken AB, 2.625%, 3/15/2021	300,000	307,014
Societe Generale SA, 144A, 7.375%, 12/29/2049	2,250,000	2,230,875
Standard Chartered PLC:
144A, 3.05%, 1/15/2021 (b)	565,000	579,466
144A, 4.05%, 4/12/2026	675,000	694,634
Sumitomo Mitsui Financial Group, Inc., 2.058%, 7/14/2021	220,000	216,836
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019	270,000	271,217
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042	200,000	204,926
UBS Group Funding Jersey Ltd., 144A, 4.125%, 4/15/2026	450,000	469,859
Voya Financial, Inc., 4.8%, 6/15/2046	335,000	329,308
Wells Fargo & Co., 3.0%, 10/23/2026	470,000	466,773
Woori Bank:
144A, 4.5%, 12/29/2049	750,000	748,172
REG S, 4.75%, 4/30/2024	1,000,000	1,058,919
		36,095,896
Health Care 4.9%
AbbVie, Inc.:
3.6%, 5/14/2025	290,000	295,722
4.7%, 5/14/2045	85,000	87,699
Actavis Funding SCS, 4.75%, 3/15/2045	200,000	209,786
Actavis, Inc., 3.25%, 10/1/2022	440,000	453,144
Aetna, Inc., 2.8%, 6/15/2023	240,000	243,201
Amgen, Inc., 2.6%, 8/19/2026	605,000	582,815
Anthem, Inc., 3.3%, 1/15/2023	180,000	185,824
Celgene Corp.:
3.875%, 8/15/2025	530,000	555,229
5.0%, 8/15/2045	250,000	268,233
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021	500,000	554,031
Gilead Sciences, Inc.:
4.15%, 3/1/2047	350,000	347,424
4.75%, 3/1/2046	175,000	188,977
HCA, Inc., 5.25%, 6/15/2026	900,000	940,500
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024 (b)	900,000	894,420
5.875%, 12/1/2023	900,000	913,500
Mylan NV, 144A, 5.25%, 6/15/2046	470,000	475,839
Quintiles IMS, Inc., 144A, 5.0%, 10/15/2026	750,000	775,313
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026	942,000	925,019
Stryker Corp.:
3.375%, 11/1/2025	240,000	249,272
4.625%, 3/15/2046	120,000	128,081
Teva Pharmaceutical Finance Co., LLC, 6.15%, 2/1/2036 (b)	700,000	861,764
Teva Pharmaceutical Finance Netherlands III BV, 2.2%, 7/21/2021	430,000	424,809
		10,560,602
Industrials 1.7%
CSX Corp., 4.25%, 11/1/2066	210,000	202,486
FedEx Corp., 4.55%, 4/1/2046	260,000	278,508
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025	200,000	201,620
Novelis Corp., 144A, 5.875%, 9/30/2026	745,000	754,313
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	900,000	942,358
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027	335,000	332,372
United Rentals North America, Inc., 5.875%, 9/15/2026	1,000,000	1,018,600
		3,730,257
Information Technology 4.3%
Activision Blizzard, Inc., 144A, 3.4%, 9/15/2026	410,000	406,375
Apple, Inc., 3.45%, 2/9/2045	170,000	157,076
CDW LLC, 6.0%, 8/15/2022	900,000	954,000
Diamond 1 Finance Corp.:
144A, 3.48%, 6/1/2019	425,000	436,050
144A, 4.42%, 6/15/2021	345,000	360,769
144A, 5.875%, 6/15/2021	1,655,000	1,744,301
144A, 8.1%, 7/15/2036	260,000	310,378
eBay, Inc., 3.8%, 3/9/2022	231,000	245,032
Fidelity National Information Services, Inc.:
3.0%, 8/15/2026	435,000	425,167
3.625%, 10/15/2020	400,000	421,911
Hewlett Packard Enterprise Co., 144A, 3.85%, 10/15/2020	280,000	296,651
KLA-Tencor Corp., 4.65%, 11/1/2024	140,000	153,024
Microsoft Corp., 3.45%, 8/8/2036	480,000	473,859
Netflix, Inc., 144A, 4.375%, 11/15/2026	1,200,000	1,180,500
NVIDIA Corp.:
2.2%, 9/16/2021	340,000	339,588
3.2%, 9/16/2026	340,000	339,644
Seagate HDD Cayman, 5.75%, 12/1/2034	320,000	278,680
Tencent Holdings Ltd., 144A, 3.8%, 2/11/2025 (b)	750,000	792,928
		9,315,933
Materials 3.1%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (b)	750,000	767,285
Cemex SAB de CV, 144A, 7.75%, 4/16/2026 (b)	500,000	560,300
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025	200,000	207,805
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	450,000	444,375
Glencore Funding LLC, 144A, 4.625%, 4/29/2024	120,000	122,004
Kaiser Aluminum Corp., 5.875%, 5/15/2024	865,000	913,656
Mexichem SAB de CV, 144A, 5.875%, 9/17/2044	1,000,000	970,100
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025	270,000	287,562
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027	1,185,000	1,196,435
Teck Resources Ltd., 144A, 8.0%, 6/1/2021	410,000	447,925
Yamana Gold, Inc., 4.95%, 7/15/2024	775,000	795,925
		6,713,372
Real Estate 3.0%
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024	300,000	292,456
(REIT), 5.25%, 12/1/2023	440,000	445,455
Crown Castle International Corp.:
(REIT), 3.4%, 2/15/2021	190,000	197,435
(REIT), 3.7%, 6/15/2026	155,000	158,758
Equinix, Inc., (REIT), 5.375%, 4/1/2023	900,000	939,375
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019	330,000	337,327
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022	500,000	540,778
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.5%, 9/1/2026	840,000	825,300
MPT Operating Partnership LP, (REIT), 5.25%, 8/1/2026	155,000	158,100
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024	370,000	385,987
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025	460,000	472,200
Select Income REIT, (REIT), 4.15%, 2/1/2022	370,000	374,279
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026	495,000	511,088
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	850,000	884,000
		6,522,538
Telecommunication Services 1.4%
AT&T, Inc.:
3.4%, 5/15/2025	1,010,000	1,006,699
4.5%, 5/15/2035	795,000	789,188
Millicom International Cellular SA, 144A, 6.0%, 3/15/2025	200,000	201,890
Sprint Spectrum Co., LLC, 144A, 3.36%, 9/20/2021	205,000	205,512
Verizon Communications, Inc.:
4.272%, 1/15/2036	425,000	426,740
4.672%, 3/15/2055	400,000	389,944
		3,019,973
Utilities 1.6%
Electricite de France SA, 144A, 4.75%, 10/13/2035	555,000	581,569
Enersis Americas SA, 4.0%, 10/25/2026	1,500,000	1,497,900
NRG Energy, Inc., 144A, 6.625%, 1/15/2027	815,000	763,296
Southern Co., 3.25%, 7/1/2026	590,000	604,672
		3,447,437
Total Corporate Bonds (Cost $119,236,233)		121,348,150
Mortgage-Backed Securities Pass-Throughs 14.8%
Federal Home Loan Mortgage Corp.:
3.5%, 7/1/2045	2,689,988	2,857,580
5.5%, 6/1/2035	2,313,968	2,637,283
Federal National Mortgage Association:
3.0%, 2/1/2044 (a)	13,900,000	14,310,484
3.5%, 3/1/2046	4,424,715	4,589,100
4.0%, with various maturities from 9/1/2040 until 11/1/2045	4,624,767	4,997,445
5.5%, with various maturities from 12/1/2032 until 8/1/2037	2,336,104	2,656,422
6.5%, with various maturities from 3/1/2017 until 6/1/2017	10,444	10,509
Total Mortgage-Backed Securities Pass-Throughs (Cost $31,515,624)		32,058,823
Asset-Backed 5.3%
Automobile Receivables 1.3%
AmeriCredit Automobile Receivables Trust, "C", Series 2016-2, 2.87%, 11/8/2021	500,000	509,403
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2015-1A, 144A, 3.96%, 7/20/2021	1,200,000	1,180,920
Santander Drive Auto Receivables Trust, "B", Series 2016-2, 2.08%, 2/16/2021	400,000	402,718
Skopos Auto Receivables Trust, "A", Series 2015-1A, 144A, 3.1%, 12/15/2023	806,555	805,654
		2,898,695
Credit Card Receivables 1.4%
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	3,000,000	2,987,247
Miscellaneous 2.6%
Dell Equipment Finance Trust, "A3", Series 2016-1, 144A, 1.65%, 7/22/2021	850,000	852,911
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026	495,506	492,169
JPMorgan Mortgage Acquisition Trust, "A3", Series 2007-CH5, 0.635% *, 5/25/2037	104,088	103,789
Taco Bell Funding LLC, "A2I", Series 2016-1A, 144A, 3.832%, 5/25/2046	2,225,000	2,260,306
Telos CLO Ltd., "A1", Series 2014-6A, 144A, 2.179% *, 1/17/2027	1,500,000	1,498,473
Voya CLO Ltd., "C", Series 2015-1A, 144A, 4.079% *, 4/18/2027	500,000	479,440
		5,687,088
Total Asset-Backed (Cost $11,543,083)		11,573,030
Commercial Mortgage-Backed Securities 4.0%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 6.058% *, 7/10/2044	175,000	131,250
Commercial Mortgage Trust, "A3", Series 2013-CR12, 3.765%, 10/10/2046	200,000	216,172
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K043, Interest Only, 0.548% **, 12/25/2024	7,965,057	303,763
"X1", Series K054, Interest Only, 1.181% **, 1/25/2026	5,512,381	483,975
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047	150,000	159,170
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051	1,025,638	1,050,705
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040	1,377,021	1,390,642
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-C27, 3.19%, 2/15/2048	1,110,000	1,151,035
WFRBS Commercial Mortgage Trust:
"A5", Series 2013-C14, 3.337%, 6/15/2046	2,000,000	2,118,891
"A5", Series 2014-C23, 3.917%, 10/15/2057	1,500,000	1,635,826
Total Commercial Mortgage-Backed Securities (Cost $8,642,373)		8,641,429
Collateralized Mortgage Obligations 11.0%
Credit Suisse First Boston Mortgage Securities Corp., "10A3", Series 2005-10, 6.0%, 11/25/2035	268,627	164,756
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,456,686	122,994
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	1,514,427	181,809
"UA", Series 4298, 4.0%, 2/15/2054	544,303	553,394
"C31", Series 303, Interest Only, 4.5%, 12/15/2042	4,780,655	934,732
"DZ", Series 4253, 4.75%, 9/15/2043	2,286,973	2,671,104
"MS", Series 3055, Interest Only, 6.065% **, 10/15/2035	1,699,492	321,006
"SG", Series 3859, Interest Only, 6.165% **, 11/15/2039	1,640,696	115,315
"JS", Series 3572, Interest Only, 6.265% **, 9/15/2039	736,079	108,181
Federal National Mortgage Association:
"AL", Series 2014-11, 2.5%, 11/25/2042	2,000,000	1,922,511
"KM", Series 2012-146, 3.0%, 1/25/2043	1,775,000	1,669,390
"PZ", Series 2016-9, 3.5%, 3/25/2046	2,910,741	3,018,780
"CE", Series 2015-60, 3.75%, 8/25/2045	2,082,000	2,249,596
"4", Series 406, Interest Only, 4.0%, 9/25/2040	801,174	130,510
"SI", Series 2007-23, Interest Only, 6.236% **, 3/25/2037	346,611	59,948
"YI", Series 2008-36, Interest Only, 6.666% **, 7/25/2036	2,448,066	466,736
Government National Mortgage Association:
"BL", Series 2013-19, 2.5%, 2/20/2043	1,120,820	1,084,820
"HX", Series 2012-91, 3.0%, 9/20/2040	1,959,265	2,006,297
"LM", Series 2015-65, 3.0%, 5/20/2045	2,204,000	2,188,054
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	5,867,156	527,602
"HZ", Series 2012-56, 3.5%, 6/20/2040	1,014,368	1,099,913
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	743,476	82,464
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039	1,188,405	33,924
"BP", Series 2011-35, 4.5%, 3/16/2041	771,202	906,338
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040	831,405	17,341
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040	1,025,084	47,881
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	592,934	82,533
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	785,307	104,415
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039	285,786	45,458
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039	913,840	180,780
"AI", Series 2007-38, Interest Only, 5.925% **, 6/16/2037	263,124	39,970
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039	244,417	38,863
"SB", Series 2014-81, 14.291% *, 6/20/2044	477,087	646,990
Total Collateralized Mortgage Obligations (Cost $24,108,533)		23,824,405
Government & Agency Obligations 12.7%
Other Government Related (c) 0.2%
Vnesheconombank, 144A, 6.902%, 7/9/2020	350,000	377,125
Sovereign Bonds 1.9%
Japan Bank for International Cooperation, 1.5%, 7/21/2021	1,800,000	1,765,523
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023	1,000,000	935,000
Province of British Columbia Canada, 2.25%, 6/2/2026	1,500,000	1,504,060
		4,204,583
U.S. Government Sponsored Agency 1.0%
Federal Home Loan Mortgage Corp., 6.25%, 7/15/2032	1,500,000	2,215,247
U.S. Treasury Obligations 9.6%
U.S. Treasury Bills:
0.266% ***, 11/10/2016 (d)	1,880,000	1,879,942
0.44% ***, 12/1/2016 (d)	450,000	449,935
U.S. Treasury Bond, 2.5%, 5/15/2046	1,060,000	1,040,581
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)	7,500,000	7,501,755
1.5%, 8/15/2026	10,206,900	9,902,285
		20,774,498
Total Government & Agency Obligations (Cost $27,801,156)		27,571,453
Municipal Bonds and Notes 0.5%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (Cost $1,069,828)	1,069,828	1,086,495
	Shares	Value ($)
Securities Lending Collateral 3.0%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.30% (f) (g) (Cost $6,404,415)	6,404,415	6,404,415
Cash Equivalents 3.1%
Deutsche Central Cash Management Government Fund, 0.35% (f)	1,596,225	1,596,225
Deutsche Variable NAV Money Fund “Capital Shares”, 0.70% (f)	505,412	5,055,127
Total Cash Equivalents (Cost $6,650,848)		6,651,352
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $236,972,093) †	110.3	239,159,552
Other Assets and Liabilities, Net	(10.3)	(22,257,763)
Net Assets	100.0	216,901,789

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2016.
**	These securities are shown at their current rate as of October 31, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $237,155,203. At October 31, 2016, net unrealized appreciation for all securities based on tax cost was $2,004,349. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,367,318 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,362,969.
(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2016 amounted to $6,176,985, which is 2.8% of net assets.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At October 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At October 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended April 30, 2016 is as follows:

Affiliate	Value ($) at 1/31/2016	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Income Distri- butions ($)	Value ($) at 10/31/2016
Deutsche Central Cash Management Government Fund	36,779,214	161,806,932	196,989,921	—	45,155	1,596,225
Deutsche Variable NAV Money Fund	5,030,937	23,183	—	—	24,442	5,055,127
Total	41,810,151	161,830,115	196,989,921	—	69,597	6,651,352

At October 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

10 Year U.S. Treasury Note	USD	12/20/2016	71	9,203,375	(104,409)

At October 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	12/20/2016	61	8,632,453	61,018
Ultra Long U.S. Treasury Bond	USD	12/20/2016	35	6,157,813	241,100
Total unrealized appreciation					302,118

At October 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

1/28/2015 1/28/2045	5,900,000	Fixed — 3.088%	Floating — 3-Month LIBOR	(1,457,976)	(1,404,265)
2/3/2015 2/3/2045	5,300,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(1,233,737)	(1,172,087)
9/16/2015 9/16/2045	6,241,000	Floating — 3-Month LIBOR	Fixed — 3.0%	1,339,841	846,129
9/30/2015 9/30/2045	4,800,000	Fixed — 2.88%	Floating — 3-Month LIBOR	(944,248)	(847,466)
12/4/2015 12/4/2045	4,800,000	Fixed — 2.615%	Floating — 3-Month LIBOR	(687,104)	(586,109)
12/16/2015 9/18/2017	3,900,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(22,964)	(24,509)
12/16/2015 9/16/2025	19,300,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(1,648,305)	(1,553,798)
12/16/2015 9/17/2035	15,800,000	Floating — 3-Month LIBOR	Fixed — 2.938%	2,490,097	2,159,718
12/16/2015 9/18/2045	13,500,000	Floating — 3-Month LIBOR	Fixed — 2.998%	2,891,912	2,450,158
5/9/2016 5/9/2026	5,900,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(493,759)	(430,723)
Total net unrealized depreciation				(562,952)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at October 31, 2016 is 0.88%.

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (h)
Corporate Bonds	$—	$121,348,150	$—	$121,348,150
Mortgage-Backed Securities Pass-Throughs	—	32,058,823	—	32,058,823
Asset-Backed	—	11,573,030	—	11,573,030
Commercial Mortgage-Backed Securities	—	8,641,429	—	8,641,429
Collateralized Mortgage Obligations	—	23,824,405	—	23,824,405
Government & Agency Obligations	—	27,571,453	—	27,571,453
Municipal Bonds and Notes	—	1,086,495	—	1,086,495
Short-Term Investments (h)	13,055,767	—	—	13,055,767
Derivatives (i)
Futures Contracts	302,118	—	—	302,118
Interest Rate Swap Contracts	—	5,456,005	—	5,456,005
Total	$13,357,885	$231,559,790	$—	$244,917,675
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(104,409)	$—	$—	$(104,409)
Interest Rate Swap Contracts	—	(6,018,957)	—	(6,018,957)
Total	$(104,409)	$(6,018,957)	$—	$(6,123,366)

During the period ended October 31, 2016, the amount of transfers between Level 3 and Level 2 was $191,096. The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and interest rate swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of October 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Interest Rate Contracts	$ 197,709	$ (562,952)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Plus Income Fund, a series of Deutsche Portfolio Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 21, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 21, 2016